INCOME TAXES - NOL Carryforwards (Details) $ in Millions	Dec. 31, 2015 USD ($)
Federal
Net operating loss (NOL) carryforwards
Net operating loss (NOL) carryforwards	$ 82
CALIFORNIA | State
Net operating loss (NOL) carryforwards
Net operating loss (NOL) carryforwards	$ 74